SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Feb. 28, 2025	Feb. 29, 2024
Platform Operator, Crypto Asset [Line Items]
Investment at cost	$ 100,000
Incentive compensation plan payable revaluation of equity awards payable in Series G shares	4,000,000	$ 2,500,000
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment at cost	50,000
Incentive compensation plan payable revaluation of equity awards payable in Series G shares
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment at cost
Incentive compensation plan payable revaluation of equity awards payable in Series G shares
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment at cost	50,000
Incentive compensation plan payable revaluation of equity awards payable in Series G shares	$ 4,000,000	$ 2,500,000